Document And Entity Information	Mar. 06, 2026
Document Information Line Items
Entity Registrant Name	Patriot Acquisition Corp./CI
Entity Central Index Key	0002099095
Document Type	S-1
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false